Document and Entity Information	Nov. 08, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828937
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, Address Line One	909 Lake Carolyn Parkway
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	999-1833
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Security Exchange Name	NYSE
Warrants To Purchase Shares Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase shares of Class A Common Stock
Trading Symbol	FOA.WS
Security Exchange Name	NYSE